Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Assets and Liabilities
Trading assets	SFr 153,895	SFr 133,859
Trading liabilities	38,186	42,171
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	67,030	63,648
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	64,604	46,517
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	17,730	18,402
Trading liabilities	13,472	15,223
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,531	5,292
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 24,714	SFr 26,948